WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 113.2%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	10,906,240	$12,387,333
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	56,527,912	64,432,404	(a)
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	5,097,040	6,056,837
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	24,532,600	28,503,656	(a)
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	7,289,121	9,116,742
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	39,860,835	55,102,273	(a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	3,566,790	5,079,734
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	6,559,585	9,445,780
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	25,900,309	33,864,985	(a)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	18,125,995	21,057,101
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	1,042,080	1,302,730
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	2,798,684	2,937,872
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	18,654,610	18,695,308
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	8,223,040	8,310,220
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/21	23,853,500	23,888,327	(a)
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	15,962,240	16,196,586
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	22,366,789	22,534,799
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	44,802,384	45,145,186	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	25,589,834	25,962,468	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	6,679,800	6,768,023
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	22,376,028	23,678,279
TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $413,184,798)				440,466,643
COLLATERALIZED MORTGAGE OBLIGATIONS (B) - 9.0%
Acuity Funding Trust, 2020-CRE1A	3.645%	7/15/21	1,450,000	1,449,852	(c)(d)(e)(f)
Alternative Loan Trust, 2007-12T1 A3	6.000%	6/25/37	1,484,248	1,145,174
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	1.961%	5/28/36	476,554	476,336	(c)(f)
Bear Stearns ARM Trust, 2004-9 24A1	4.538%	11/25/34	21,992	22,169	(f)
BHMS, 2018-ATLS D (1 mo. USD LIBOR + 2.250%)	3.909%	7/15/35	2,520,000	2,510,465	(c)(f)
BXMT Ltd., 2020-FL2 A (1 mo. USD LIBOR + 0.900%)	2.560%	2/16/37	660,000	660,776	(c)(f)
Chase Mortgage Finance Trust, 2007-A1 2A3	4.688%	2/25/37	4,233	4,373	(f)
CSMC Trust, 2014-11R 9A2 (1 mo. USD LIBOR + 0.140%)	1.801%	10/27/36	2,430,000	1,955,652	(c)(f)
CSMC Trust, 2019-NQM1 A1	2.656%	10/25/59	1,324,767	1,344,496	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K721 X1, IO	0.324%	8/25/22	147,132,895	1,091,888	(f)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (B) - CONTINUED
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4057 UI, IO	3.000%	5/15/27	749,649	$48,755
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	2,002,105	120,777
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.077%	10/25/29	1,300,000	1,386,089	(f)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	6.527%	11/25/24	835,417	915,274	(c)(f)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	6.477%	10/25/29	1,340,000	1,529,858	(c)(f)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	4.627%	10/25/29	1,310,000	1,362,591	(c)(f)
GMACM Mortgage Loan Trust, 2005- AF2 A1	6.000%	12/25/35	1,061,067	1,056,884
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.072%	9/16/46	2,636,536	11,716	(f)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.394%	3/16/49	952,226	6,746	(f)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.239%	2/16/53	1,717,364	25,984	(f)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.791%	1/16/54	5,860,466	309,137	(f)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.038%	9/16/44	1,808,542	72,210	(f)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.128%	2/16/48	467,263	8,451	(f)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.782%	9/16/55	1,443,792	74,162	(f)
Government National Mortgage Association (GNMA), 2014-169 IO, IO	0.811%	10/16/56	13,288,323	579,072	(f)
Government National Mortgage Association (GNMA), 2015-101 IO, IO	0.821%	3/16/52	20,391,754	1,018,586	(f)
Government National Mortgage Association (GNMA), 2015-183 IO, IO	0.897%	9/16/57	23,149,438	1,415,282	(f)
GSR Mortgage Loan Trust, 2004-11 1A1	4.683%	9/25/34	53,620	56,783	(f)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (B) - CONTINUED
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFL (1 mo. USD LIBOR + 2.500%)	4.177%	1/16/37	2,310,000	$2,317,948	(c)(f)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	4.677%	1/16/37	2,310,000	2,318,669	(c)(f)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	2,270,000	2,371,527	(c)(f)(g)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	3.934%	2/25/34	6,877	7,018	(f)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	850,000	887,693	(c)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%)	3.669%	4/18/24	2,050,000	2,055,098	(c)(f)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	675,823	718,309	(c)(f)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	1.801%	10/26/36	2,809,583	2,437,686	(c)(f)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	46,795	31,790
WaMu Mortgage Pass-Through Certificates Trust, 2007-OA2 1A (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.700%)	2.753%	3/25/47	1,216,611	1,136,165	(f)
WaMu MSC Mortgage Pass-Through Certificates Trust, 2004-RA1 2A	7.000%	3/25/34	6,091	6,532
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $35,589,606)				34,947,973
CORPORATE BONDS & NOTES - 8.2%
ENERGY - 4.7%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	200,000	219,535
Oil, Gas & Consumable Fuels - 4.6%
Apache Corp., Senior Notes	2.625%	1/15/23	115,000	116,187
Apache Corp., Senior Notes	5.250%	2/1/42	440,000	454,854
Apache Corp., Senior Notes	4.250%	1/15/44	1,310,000	1,167,047
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	1,670,000	1,748,891
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	200,000	214,716
Gazprom OAO Via Gaz Capital SA, Senior Notes	5.150%	2/11/26	1,830,000	2,028,473	(c)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	2,000,000	2,139,812	(c)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	8,000	7,885	(c)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Noble Energy Inc., Senior Notes	3.900%	11/15/24	200,000	$212,915
Noble Energy Inc., Senior Notes	4.950%	8/15/47	1,590,000	1,675,805
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	200,000	157,500
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	250,000	194,375
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	110,000	124,796
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	810,000	804,331
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,567,932
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,820,000	2,065,427
Range Resources Corp., Senior Notes	5.000%	3/15/23	900,000	654,471
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	1,100,000	497,750
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,340,000	1,589,416
YPF SA, Senior Notes	8.500%	7/28/25	800,000	678,732	(h)
Total Oil, Gas & Consumable Fuels				18,101,315
TOTAL ENERGY				18,320,850
FINANCIALS - 0.9%
Banks - 0.7%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,440,000	2,720,283
Diversified Financial Services - 0.2%
ILFC E-Capital Trust II, Ltd. GTD
((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	4.150%	12/21/65	1,010,000	826,619	(c)(f)
TOTAL FINANCIALS				3,546,902
HEALTH CARE - 1.0%
Pharmaceuticals - 1.0%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,390,000	1,555,646	(c)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	970,000	1,068,794	(c)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,280,000	1,428,429	(c)
TOTAL HEALTH CARE				4,052,869
MATERIALS - 1.6%
Metals & Mining - 1.6%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	720,000	740,268	(c)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - continued
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	800,000		$877,054	(c)
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	350,000		405,419
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	370,000		395,098	(c)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	200,000		216,553	(c)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	800,000		845,210	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,670,000		1,947,950
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	670,000		739,911
TOTAL MATERIALS					6,167,463
TOTAL CORPORATE BONDS & NOTES (Cost - $30,768,665)					32,088,084
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 8.0%
Brazil - 2.9%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	13,335,614	BRL	3,769,257
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	23,459,579	BRL	7,567,605
Total Brazil					11,336,862
Italy - 3.7%
Italy Buoni Poliennali Del Tesoro	3.100%	9/15/26	10,935,973	EUR	14,411,625	(h)
Mexico - 0.9%
Mexican Udibonos	2.000%	6/9/22	67,516,572	MXN	3,321,486
Russia - 0.5%
Russian Federal Inflation Linked Bond - OFZ	2.500%	2/2/28	128,631,600	RUB	1,888,510
TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $29,316,429)					30,958,483
SOVEREIGN BONDS - 4.8%
Argentina - 0.3%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	51.226%	6/21/20	162,930,000	ARS	1,346,047	(d)(f)
Brazil - 0.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	2,920,000	BRL	731,880
Chile - 0.8%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000%	3/1/35	2,330,000,000	CLP	3,241,509
Ecuador - 0.4%
Ecuador Government International Bond, Senior Notes	10.500%	3/24/20	1,520,000		1,507,767	(c)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 1.2%
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	200,000		$249,552	(c)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	400,000		481,355	(c)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	290,000		328,438
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	49,188,000,000	IDR	3,484,900
Total Indonesia					4,544,245
Mexico - 0.8%
Mexican Bonos, Bonds	8.000%	11/7/47	21,750,000	MXN	1,220,462
Mexico Government International Bond, Senior Notes	4.500%	4/22/29	1,830,000		2,071,560
Total Mexico					3,292,022
Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		199,461	(c)
Qatar - 0.5%
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	1,850,000		2,097,715	(c)
Russia - 0.5%
Russian Federal Bond - OFZ	7.050%	1/19/28	120,000,000	RUB	1,884,868
TOTAL SOVEREIGN BONDS (Cost - $22,693,036)					18,845,514
ASSET-BACKED SECURITIES - 3.0%
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, 2005-R7 M2 (1 mo. USD LIBOR + 0.500%)	2.127%	9/25/35	982,709		987,113	(f)
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, 2005-R10 M5 (1 mo. USD LIBOR + 0.630%)	2.257%	1/25/36	4,660,000		4,484,241	(f)
CWHEQ Revolving Home Equity Loan Trust, 2005-C 2A (1 mo. USD LIBOR + 0.180%)	1.838%	7/15/35	479,312		467,191	(f)
CWHEQ Revolving Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	1.798%	1/15/37	739,836		712,949	(f)
First Franklin Mortgage Loan Trust, 2006-FF15 A5 (1 mo. USD LIBOR + 0.160%)	1.787%	11/25/36	1,195,874		1,174,130	(f)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - CONTINUED
Legacy Mortgage Asset Trust, 2019- GS1 A1	4.000%	1/25/59	1,092,864	$1,114,994	(c)(f)
Structured Asset Securities Corp. Mortgage Loan Trust, 2005-WF4 M8 (1 mo. USD LIBOR + 2.625%)	4.252%	11/25/35	2,600,000	2,766,380	(f)
TOTAL ASSET-BACKED SECURITIES (Cost - $10,077,143)				11,706,998
MORTGAGE-BACKED SECURITIES - 0.4%
FNMA - 0.4%
Federal National Mortgage Association (FNMA)	2.680%	1/1/35- 2/1/35	990,000	1,091,296
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	469,834	511,575	(f)
TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,487,662)				1,602,871

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS — 0.0%
EXCHANGE-TRADED PURCHASED OPTIONS — 0.0%
U.S. Treasury 2-Year Notes Futures, Put @ $105.75 (Cost — $9,546)	5/22/20	550	1,100,000	8,594
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $543,126,885)				570,625,160

	RATE	SHARES
SHORT-TERM INVESTMENTS - 1.4%
Dreyfus Government Cash Management, Institutional Shares (Cost - $5,313,759)	1.491%	5,313,759	5,313,759
TOTAL INVESTMENTS - 148.0% (Cost - $548,440,644)			575,938,919
Liabilities in Excess of Other Assets - (48.0)%			(186,728,883)
TOTAL NET ASSETS - 100.0%			$389,210,036

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 29, 2020

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage

ARS	— Argentine Peso

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CLP	— Chilean Peso

CMT	— Constant Maturity Treasury

EUR	— Euro

GTD	— Guaranteed

IDR	— Indonesian Rupiah

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

USD	— United States Dollar

At February 29, 2020, the Fund had the following open reverse repurchase agreements:

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE	FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE
Morgan Stanley & Co. Inc.	1.830%	12/13/2019	06/12/2020	$182,905,700	U.S. Treasury Inflation Protected Securities	$189,605,214
				$182,905,700		$189,605,214

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 29, 2020

Schedule of Written Options

Exchange-Traded Written Options

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 10-Year Notes Futures, Put	3/27/20	$129.50	135	$135,000	$(2,109)
U.S. Treasury 10-Year Notes Futures, Put	3/27/20	130.00	124	124,000	(3,875)
Total Exchange-Traded Written Options (Premiums received — $124,661)					$(5,984)

At February 29, 2020, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Buy:
90-Day Eurodollar	660	6/20	$162,167,511	$163,292,250	$1,124,739
90-Day Eurodollar	38	3/21	9,347,605	9,424,475	76,870
Copper	165	5/20	10,669,725	10,477,500	(192,225)
Euro	83	3/20	11,571,242	11,453,481	(117,761)
Gold 100 Ounce	54	4/20	8,128,215	8,460,180	331,965
Japanese Yen	35	3/20	4,049,221	4,060,875	11,654
Mexican Peso	104	3/20	2,664,435	2,628,080	(36,355)
Silver	50	5/20	4,412,875	4,114,250	(298,625)
U.S. Treasury 2-Year Notes	581	6/20	125,942,110	126,848,641	906,531
U.S. Treasury 5-Year Notes	359	6/20	43,409,060	44,067,250	658,190
U.S. Treasury 10-Year Notes	121	6/20	16,067,214	16,304,750	237,536
WTI Crude	142	9/20	7,350,275	6,455,320	(894,955)
					1,807,564
Contracts to Sell:
British Pound	33	3/20	2,725,718	2,639,588	86,130
Euro-Bund	56	3/20	10,641,485	10,970,790	(329,305)
Euro-Bund	50	6/20	9,564,556	9,642,451	(77,895)
U.S. Treasury Long-Term Bonds	720	6/20	119,650,412	122,580,000	(2,929,588)
U.S. Treasury Ultra Long- Term Bonds	249	6/20	49,946,572	51,667,500	(1,720,928)
					(4,971,586)
Net unrealized depreciation on open futures contracts					$(3,164,022)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 29, 2020

At February 29, 2020, the Fund had the following open forward foreign currency contracts:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	1,026,683	MXN	19,300,000	Bank of America N.A.	4/17/20	$53,950
USD	1,639,864	MXN	31,000,000	Bank of America N.A.	4/17/20	77,443
IDR	26,052,151,242	USD	1,851,610	Barclays Bank PLC	4/17/20	(69,730)
INR	508,118,791	USD	6,980,948	Barclays Bank PLC	4/17/20	(2,142)
MYR	18,766,939	USD	4,581,884	Barclays Bank PLC	4/17/20	(134,582)
USD	3,088,526	EUR	2,800,000	BNP Paribas SA	4/17/20	(11,964)
USD	7,211,208	EUR	6,460,000	BNP Paribas SA	4/17/20	57,934
USD	14,664,617	EUR	13,135,200	BNP Paribas SA	4/17/20	119,774
BRL	19,930,000	USD	4,874,053	Citibank N.A.	4/17/20	(429,112)
BRL	22,489,518	USD	5,485,918	Citibank N.A.	4/17/20	(470,134)
COP	47,489,378,331	USD	14,438,411	Citibank N.A.	4/17/20	(981,591)
GBP	1,928,058	USD	2,531,615	Citibank N.A.	4/17/20	(56,258)
USD	20,863	AUD	30,000	Citibank N.A.	4/17/20	1,299
USD	906,802	EUR	810,759	Citibank N.A.	4/17/20	9,034
JPY	880,310	USD	8,166	Goldman Sachs Group Inc.	4/17/20	18
RUB	807,168,911	USD	13,035,253	Goldman Sachs Group Inc.	4/17/20	(1,077,777)
USD	3,634,056	EUR	3,252,650	Goldman Sachs Group Inc.	4/17/20	32,338
USD	1,519,334	MXN	29,003,786	Goldman Sachs Group Inc.	4/17/20	57,523
USD	234,473	AUD	340,501	JPMorgan Chase & Co.	4/17/20	12,419
USD	276,484	EUR	250,000	JPMorgan Chase & Co.	4/17/20	(346)
USD	10,106,394	TWD	301,120,000	JPMorgan Chase & Co.	4/17/20	142,897
Total						$(2,669,007)

Abbreviations used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

COP	— Colombian Peso

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

MYR	— Malaysian Ringgit

RUB	— Russian Ruble

TWD	— Taiwan Dollar

USD	— United States Dollar

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 29, 2020

At February 29, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
$19,547,000	8/31/23	2.500% semi-annually	3-Month LIBOR quarterly	$(1,219)	$(1,053,761)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.33 Index	$32,425,000	12/20/24	1.000% quarterly	$503,722	$592,671	$(88,949)

1	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR — London Interbank Offered Rate

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation-Linked Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on September 26, 2003.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Under normal market conditions and at the time of purchase, the Fund will invest at least 80% of its total managed assets in inflation-linked securities and at least 60% of its total managed assets in U.S. Treasury Inflation Protected Securities (“TIPS”). The Fund may also invest up to 40% of its total managed assets in non-U.S. dollar investments. The Fund can invest no more than 10% of its total managed assets in securities rated below investment grade at the time of purchase (or, if unrated, assets of comparable quality as determined by management). If a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by

Notes to Consolidated Schedule of Investments (unaudited) (continued)

the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

Notes to Consolidated Schedule of Investments (unaudited) (continued)

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†: U.S. Treasury Inflation Protected Securities	—	$440,466,643	—	$440,466,643
Collateralized Mortgage Obligations	—	33,498,121	$1,449,852	34,947,973
Corporate Bonds & Notes	—	32,088,084	—	32,088,084
Non-U.S. Treasury Inflation Protected Securities	—	30,958,483	—	30,958,483
Sovereign Bonds	—	18,845,514	—	18,845,514
Asset-Backed Securities	—	11,706,998	—	11,706,998
Mortgage-Backed Securities	—	1,602,871	—	1,602,871
Purchased Options	$8,594	—	—	8,594
Total Long-Term Investments	8,594	569,166,714	1,449,852	570,625,160
Short-Term Investments†	5,313,759	—	—	5,313,759
Total Investments	$5,322,353	$569,166,714	$1,449,852	$575,938,919

Notes to Consolidated Schedule of Investments (unaudited) (continued)

ASSETS (CONT’D)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$3,433,615	—	—	$3,433,615
Forward Foreign Currency Contracts	—	$564,629	—	564,629
Total Other Financial Instruments	$3,433,615	$564,629	—	$3,998,244
Total	$8,755,968	$569,731,343	$1,449,852	$579,937,163

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$5,984	—	—	$5,984
Futures Contracts	6,597,637	—	—	6,597,637
Forward Foreign Currency Contracts	—	$3,233,636	—	3,233,636
Centrally Cleared Interest Rate Swaps	—	1,053,761	—	1,053,761
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	88,949	—	88,949
Total	$6,603,621	$4,376,346	—	$10,979,967

†	See Consolidated Schedule of Investments for additional detailed categorizations.